OTHER ASSETS AND OTHER LIABILITIES - Consolidated statement of income, net of deferred income tax (Details) - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Total [Member]
Disclosure of Other Assets And Other Liabilities [Line Items]
Cash inflows (assets)	S/ 2,028,646	S/ 5,722,974
Cash outflows (liabilities)	(2,124,872)	(5,471,375)
Consolidated statement of income	(41,113)	(31,942)
2021
Disclosure of Other Assets And Other Liabilities [Line Items]
Cash inflows (assets)	1,268,082	5,081,355
Cash outflows (liabilities)	(1,347,995)	(4,693,775)
Consolidated statement of income	(4,939)	(8,949)
From 1 to 3 years
Disclosure of Other Assets And Other Liabilities [Line Items]
Cash inflows (assets)	229,366	301,865
Cash outflows (liabilities)	(274,482)	(330,220)
Consolidated statement of income	(5,314)	(4,367)
From 3 to 5 years
Disclosure of Other Assets And Other Liabilities [Line Items]
Cash inflows (assets)	275,235	84,786
Cash outflows (liabilities)	(265,536)	(91,678)
Consolidated statement of income	(4,969)	(487)
Over 5 years
Disclosure of Other Assets And Other Liabilities [Line Items]
Cash inflows (assets)	255,963	254,968
Cash outflows (liabilities)	(236,859)	(355,702)
Consolidated statement of income	S/ (25,891)	S/ (18,139)